Prospectus Supplement                                  42320 4/98
dated April 6, 1998 to:
_________________________________________________________________
_____________
PUTNAM GLOBAL GROWTH FUND (the "fund")
Prospectuses dated February 28, 1998

The third paragraph under the heading "How the fund is managed" is replaced with the following:

The following officers of Putnam Investment Management, Inc.
("Putnam Management") have had primary responsibility for the day-to-day management of the fund's portfolio since the years stated below:

                                       Business experience
                          Year         (at least 5 years)
                          -------      -------------------------

Thomas R. Haslett         1997         Employed as an investment
Managing Director                           professional by
                                       Putnam Management since
                                       December, 1996.  Prior to
                                       December, 1996, Mr.
                                       Haslett was Managing
                                       Director of Montgomery
                                       Asset Management Ltd.

Robert Swift              1996         Employed as an investment
Managing Director                      professional by Putnam
Management since August, 1995.
                                       Prior to August, 1995,
                                       Mr. Swift was Director
                                       and Senior Portfolio
                                       Manager at IAI
                                       International/Hill Samuel
                                       Investment Advisors.

Michael K. Arends         1997         Employed as an investment
Senior Vice President                  professional by Putnam
                                       Management since November,
                                       1997.  Prior to November,
1997,
                                       Mr. Arends was employed by
                                       Phoenix Duff & Phelps as
Managing Director, Equities,
                                       from August, 1994 to
November,                              1997. Prior to August,
1994,                                   Mr. Arends was employed
as a                                    Portfolio Manager with
Kemper                                  Financial Services.

Kelly A. Morgan           1997         Employed as an investment
Senior Vice President                  professional by Putnam
                                       Management since
                                       December, 1996.  Prior to
                                       December, 1996, Ms.
                                       Morgan was Senior Vice
                                       President of Alliance
                                       Capital Management L.P.

Lisa Svensson             1998         Employed as an investment
Senior Vice President                  professional by Putnam
Management since July,
                                       1994. Prior to July, 1994,
                                       Ms. Svensson was employed
                                       as a Securities Analyst
                                       for
                                       Lord, Abbett & Co.